S000077702 [Member] Investment Objectives and Goals - International Developed Markets Equity Portfolio	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	International Developed Markets Equity Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The International Developed Markets Equity Portfolio (the “Portfolio”) seeks long-term capital appreciation through investments in equity securities of companies based in developed markets outside the United States.